Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation - The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America, include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Goodwill

Goodwill - The excess purchase price over the fair value of net assets acquired is recorded on the balance sheet as goodwill. The Company adopted Accounting Standards Codification (“ASC”) No. 350, “Intangibles – Goodwill and Other”, which requires the carrying value of goodwill to be evaluated for impairment on an annual basis or more frequently if impairment indicators arise. The Company regularly conducted annual impairment evaluation. The impairment test requires the Company to estimate the fair value of our reporting units. If the carrying value of a reporting unit exceeds its fair value, the goodwill of that reporting unit is potentially impaired and the Company proceeds to step two of the impairment analysis. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill (including any unrecognized intangible assets) in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of the second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference. The assumptions used in the estimate of fair value are generally consistent with the past performance of each reporting unit and are consistent with the projections and assumptions that are used in current operating plans. Such assumptions are subject to change as a result of changing economic and competitive conditions. The entire goodwill of $393 was fully impaired since March 31, 2014.

Cash and cash equivalents

Cash and cash equivalents - Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased.

Marketable securities

Marketable securities - All marketable securities are classified as trading securities and are stated at fair market value. Market value is determined by the most recently traded price of the security at the balance sheet date. Net realized and unrealized gains and losses on trading securities are included in non-operating income. The cost of investments sold is based on the average cost method. Interest and dividend income earned are included in non-operating income.

Available-for-sales securities

Available-for-sales securities - Available-for-sale securities are investments in debt securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities. All available-for-sale securities are carried at fair value and represent securities that are available to meet liquidity and/or other needs of the Company. Gains and losses are recognized and reported separately in the consolidated statements of comprehensive income upon realization or when impairment of values is deemed to be other than temporary. In estimating other-than temporary impairment losses, management considers, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for anticipated recovery in fair value. Gains or losses are recognized using the specific identification method. Unrealized holding gains and losses for securities available-for-sale are excluded from the consolidated statements of comprehensive income and reported net of taxes in the accumulated other comprehensive income component of shareholders' equity until realized. During the year ended March 31, 2017, all available-for-sales securities were disposed for a consideration of $1,600. Unrealized gain (loss) for the years ended March 31, 2017 was $(3).

Inventories

Inventories - Inventories are stated at the lower of cost or market. Cost is determined on the weighted average basis. Work-in-progress and finished goods inventories consist of raw materials, direct labor and overhead associated with the manufacturing process. The Company periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Write down of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

Property, plant and equipment

Property, plant and equipment - Property, plant and equipment is stated at cost including the cost of improvements. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5 years

Leases

Leases - Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. For the lessor, in addition to the four criteria mentioned above, a capital lease has to meet both of the following incremental criteria: a) the collectability of the minimum lease payments under the lease has to be reasonable predictable, and b) no important uncertainties surround the amount of unreimbursable costs yet to be incurred by the lessor under the lease.

For the lessee, a capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The total rental payments made under the leases are recognized in the consolidated statement of comprehensive income (loss) as incurred. For the lessor, a capital lease is accounted for as sale-type lease, direct financing lease or leveraged lease. All other leases are accounted for as operating leases. Revenues are recorded to statement of comprehensive income (loss) on a straight-line basis over the term of the lease. The Company has no capital leases as a lessee or lessor for any of the periods presented.

Impairment of long-lived assets

Impairment of long-lived assets - Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with ASC No. 360, “Property, Plant and Equipment”, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

Revenue recognition

Revenue recognition –

Effective April 1, 2018, the Company adopted the new guidance of ASC Topic 606, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition. Topic 606 requires the Company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies the following steps to recognize revenues: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

Products sales

The Company recognizes revenue upon transfer of control of its products to the customer, which typically occurs upon delivery. The Company’s main performance obligation to its customers is the delivery of products in accordance with purchase orders. Each purchase order defines the transaction price for the products purchased under the arrangement. Acceptance of delivery of the products is evidenced by goods receipt notes signed by the customer. The Company has no remaining obligations after the customer’s acceptance of the products.

Under the terms of the contracts or purchase orders between the Company and the customer, the control of the products is transferred to the customer upon the signing of the goods receipt notes and the customer has no rights to return the products (other than for defective products). Some customers examine and pick up the products at our plant while some local customers instruct us to deliver the products to their plants nearby. Some overseas customers instruct us to deliver the products to the named port of shipment. Delivery of the products occurs at that point of time when the control of the products is transferred to the customer.

The selling price, which is specified in the purchase orders, is fixed. Under the terms of the purchase orders, upon the sale of the products to the customer and the signing of the good receipts notes, the Company has the legally enforceable right to receive full payment of the sales price. The customer’s obligation to pay the Company is not dependent on the customer selling the products or collecting cash from their customers (or end customers). The customer is required to pay under normal sales terms. The Company’s normal payment terms range from 30 days to 90 days and its sales arrangements do not have any material financing components. In addition, the Company’s customer arrangements do not produce contract assets or liabilities that are material to its consolidated financial statements. The Company permits the return of damaged or defective products and accounts for these actual returns as deduction from sales. Product returns to the Company were insignificant during past years.

Costs to obtain a contract and incremental costs to fulfill the Company’s customer arrangements are expensed as incurred, as the amortization period is less than one year.

The Company’s sales are net of value added tax (“VAT”) and business tax and surcharges collected on behalf of tax authorities in respect of product sales. VAT and business tax and surcharges collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Outbound freight and Handling costs:

The company accounts for product outbound freight and handling costs as fulfillment activities and present the associated costs in selling expenses in the period in which it sells the product.

Disaggregation of Revenues:

The following table disaggregates product sales by business segment by geography which provides information as to the major source of revenue. See Note 16 for additional description of our reportable business segments.

	Year ended March 31, 2019
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,504	$11,358	$12,862
PRC	25,637	5,135	30,772
United Kingdom	255	3,331	3,586
Hong Kong	1,195	3,531	4,726
Europe	188	7,998	8,186
Others	-	6,449	6,449
Total net sales	$28,779	$37,802	$66,581

Other comprehensive income

Other comprehensive income - Other comprehensive income for the year ended March 31, 2017 represented unrealized loss on available-for-sale securities and reclassification adjustment in connection with loss on disposal of available-for-sale securities transferred to profit or loss, and were included in the consolidated statement of comprehensive income.

Allowance for doubtful account

Allowance for doubtful account - The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers’ financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company records an allowance for uncollectible accounts for this risk. This analysis requires the Company to make significant estimates, and changes in facts and circumstances could result in material changes in the allowance for doubtful accounts. Unanticipated changes in the liquidity or financial position of the Company’s customers may require additional provisions for doubtful accounts.

	Year ended March 31,
Allowance for doubtful accounts	2017	2018	2019

Balance at beginning of the year	$881	$1,252	$270
Provision for the year	420	34	419
Bad debt recovery	(49)	(708)	(16)
Written off	-	(308)	(15)
	$1,252	$270	$658

The provision and the bad debt recovery for the years were charged to other income (expenses) in consolidated statements of comprehensive income.

Shipping and handling cost

Shipping and handling cost - Shipping and handling costs related to the delivery of finished goods are included in selling expenses. During the years ended March 31, 2017, 2018 and 2019, shipping and handling costs expensed to selling expenses were $501, $557 and $529, respectively.

Income taxes

Income taxes - Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any PRC tax paid by subsidiaries during the year is recorded. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

2. Summary of Significant Accounting Policies - continued

The Company adopted the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, disclosure and transition.

Foreign currency translation

Foreign currency translation - The consolidated financial statements of the Company are presented in U.S. dollars as the Company is incorporated in the British Virgin Islands where the currency is the U.S. dollar. The Company's subsidiaries conduct substantially all of their business in U.S. dollars, Hong Kong dollars or Chinese Renminbi. Notwithstanding this, U.S. dollar is considered by management to be the most appropriate functional currency of the Company’s subsidiaries because most of our customers contracted with our subsidiaries in U.S. dollars.

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the transaction dates. Monetary items existing at the balance sheet date denominated in currencies other than the functional currencies are translated at period end rates. Gains and losses resulting from the translation of foreign currency transactions and balances are included in the consolidated statement of comprehensive income (loss).

The exchange rates between the Hong Kong dollars and the U.S. dollar were approximately 7.7904, 7.7904 and 7.7904 as of March 31, 2017, 2018 and 2019, respectively. The exchange rates between the Chinese Renminbi and the U.S. dollar were approximately 6.8915, 6.3916 and 6.7472 as of March 31, 2017, 2018 and 2019, respectively. Aggregate net foreign currency transaction gain included in other income were, $(361), $(56) and $(82) for the years ended March 31, 2017, 2018 and 2019, respectively.

Post-retirement and post-employment benefits	Post-retirement and post-employment benefits - The Company and its subsidiaries contribute to a state pension scheme in respect of its Chinese employees.
Stock-based compensation

Stock-based compensation - The Company adopts ASC No. 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

There were no stock options granted during the year ended March 31, 2017, 2018 and 2019.

Net income per share

Net income per share - Basic net income per share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted net income per share gives effect to all dilutive potential common shares outstanding during the period. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Basic net income per share and diluted net income per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):

	Year ended March 31,
	2017	2018	2019
Net income attributable to Deswell Industries, Inc.	$1,376	$6,190	$4,273

Basic weighted average common shares outstanding	16,035	15,885	15,885

Basic net income per share	$0.09	$0.39	$0.27

	Year ended March 31,
	2017	2018	2019

Basic weighted average common shares outstanding	16,035	15,885	15,885
Effect of dilutive securities – Options	-	100	174
Diluted weighted average common and potential common shares outstanding	16,035	15,985	16,059

Diluted net income per share	$0.09	$0.39	$0.27

For the years ended March 31, 2017, potential common shares of 532,000 shares related to stock options are excluded from the computation of diluted net income per share as their exercise prices were higher than the average market price.

Use of estimates

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments

Fair value of financial instruments - The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.  The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, time deposits, accounts receivable, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

Fair value measurements

Fair value measurements - The Company has adopted ASC No. 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Non-recurring fair value measurements

Non-recurring fair value measurements - Long-lived assets are measured at fair value on a non-recurring basis using mostly Level 3 inputs as defined in the fair value hierarchy. These assets are not measured at fair value on an ongoing basis, but are subject to fair value adjustments only in certain circumstances. Assets that are written down to fair value when impaired and retained investments are not subsequently adjusted to fair value unless further impairment occurs.

Fair value of long-lived assets, including real estate, are determined by estimating the amount and timing of net future cash flows (which are unobservable inputs) and discounting them using a risk-adjusted rate of interest. The Company estimates future cash flows based on its experience and knowledge of the market. Significant increases or decreases in actual cash flows may result in valuation changes. For real estate, fair values are based on discounted cash flow estimates which reflect current and projected lease profiles and available industry information about capitalization rates and expected trends in rents and occupancy and are corroborated by external appraisals.

Recent changes in accounting standards

Recent changes in accounting standards – In June 2016, Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). Financial Instruments-Credit Losses (Topic 326) amends guidelines on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses should be measured in a manner similar to current GAAP, however Topic 326 will require that credit losses be presented as an allowance rather than as a write-down. ASU 2016-13 affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. We are currently evaluating the impact of the adoption of ASU 2016-13 on our consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). The amendments in this update create Topic 842, Leases, and supersede the leases requirements in Topic 840, Leases. Topic 842 specifies the accounting for leases. The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. The main difference between Topic 842 and Topic 840 is the recognition of lease assets and lease liabilities for those leases classified as operating leases under Topic 840. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of comprehensive income and the statement of cash flows is largely unchanged from previous GAAP. The amendments in ASU 2016-02 are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public business entities. Early application of the amendments in ASU 2016-02 is permitted. We expect to adopt the new standard on April 1, 2019 using the modified retrospective method. The transition method allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The new standard provides a number of optional practical expedients in transition. We expect to elect all of the new standard and practical expedients in the transition period. While we continue to evaluate certain aspects of the new standard, including those still being revised by the FASB, we do not expect the new standard to have a material effect on our financial statements. And we do not expect a significant change in our leasing activities between now and adoption. We believe substantially all of our leases will continue to be classified as operating leases under the new standard.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820) (“ASU 2018-13”), which eliminates, adds and modifies certain disclosure requirements for fair value measurements. The modified standard eliminates the requirement to disclose changes in unrealized gains and losses included in earnings for recurring Level 3 fair value measurements and requires changes in unrealized gains and losses be included in other comprehensive income for recurring Level 3 fair value measurements of instruments. The standard also requires the disclosure of the range and weighted average used to develop significant unobservable inputs and how weighted average is calculate for recurring and nonrecurring Level 3 fair value measurements. The amendment is effective for fiscal years beginning after December 15, 2019 and interim periods within that fiscal year with early adoption permitted. We are currently evaluating the impact of the adoption of ASU 2018-13 on our consolidated financial statements.